UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            05/13/2008
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    14
                                                --------------------------------

Form 13F Information Table Value Total:                              $131,632
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             03/31/2008

                          TITLE                   VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED  NONE
---------------------  ----------  -----------  ----------  -------- ---- ----- -------- -------- -----  ------  ----
Ambassadors Group Inc.  COM        023177 10 8     1,790      94,749  SH         SOLE              94,749        94,749
Anadarko Pete Corp      COM        032511 10 7        13     200,000  SH         SOLE     	  200,000       200,000
Berkshire Hathaway
  Inc - Del 	        CL A       084670 10 8    20,010         150  SH         SOLE        	      150           150
Berkshire Hathaway
  Inc  Del  	        CL B       084670 20 7    32,965       7,370  SH         SOLE    	    7,370         7,370
Costco Whsl Corp New    COM        22160K 10 5        26         400  SH         SOLE  		      400           400
Daily Journal Corp      COM        233912 10 4       333       8,100  SH         SOLE    	    8,100         8,100
Franklin Res Inc.       COM        354613 10 1     8,923      92,000  SH         SOLE 	     	   92,000        92,000
Hansen Medical Inc      COM        411307 10 1     3,180     226,212  SH         SOLE  	    	  226,212       226,212
Legg Mason Inc          COM        524901 10 5     9,284     165,850  SH         SOLE  	    	  165,850       165,850
McGrath Rentcorp        COM        580589 10 9     8,439     350,000  SH         SOLE  	    	  350,000       350,000
Mercury Genl Corp New   COM        589400 10 0     5,241     118,286  SH         SOLE  	    	  118,286       118,286
Moodys Corp             COM        615369 10 5     9,867     283,300  SH         SOLE  	    	  283,300       283,300
Mueller Wtr Prods Inc   COM SER B  624758 20 7     2,737     347,300  SH         SOLE  	    	  347,300       347,300
Wesco Finl Corp         COM        950817 10 6    28,824      71,346  SH         SOLE              71,346        71,346

              REPORT SUMMARY        14 Records    131,632   1,965,063